Operating Lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Total operating lease costs and short-term lease cost	$ 480	$ 330	$ 310